DESCRIPTION OF BUSINESS (Q1) (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2023 USD ($) subsidiary	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Number of subsidiaries | subsidiary			1		1
Recapitalization exchange ratio	0.59289
Net proceeds from reverse recapitalization transaction	$ 18,789
Gross proceeds available at closing	25,135
Proceeds from convertible notes		$ 7,000	$ 0	$ 7,000	$ 7,000	$ 0
Amount available after paying TCAC redeeming stockholders	8,771
Proceeds from PIPE Financing	6,100
Payment of cash and noncash expenses	8,679
Net cash after closing	10,110
Convertible Notes Payable
Business Acquisition [Line Items]
Proceeds from convertible notes	$ 10,000
Convertible Notes Payable | 15.00% Convertible Notes
Business Acquisition [Line Items]
Interest rate	15.00%	15.00%